Long-term Borrowings - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2020	Mar. 31, 2020	Dec. 31, 2017	Nov. 30, 2017	Jan. 31, 2017	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt	€ 16,426	€ 18,412
Liabilities directly related to assets held for sale	3,386
Interest expense related to long-term borrowings	€ 405	€ 454	€ 636
Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	12.00%	12.00%
Bottom Of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate	3.00%	3.00%
Six-month Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity	December 2020	December 2020
Long-term debt interest rate basis	Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate spread	2.90%	2.90%
Long-term debt		€ 42
Six-month Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member] | Italian subsidiaries [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount									€ 200
Long-term debt maturity	December 2020
Long-term debt interest rate basis	six-month Euribor (360)
Long-term debt interest rate spread	2.90%
Mortgage loan	€ 300
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity	August 2021	August 2021
Long-term debt interest rate basis	Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate spread	2.50%	2.50%
Long-term debt	€ 3,920	€ 4,601
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt to EBITDA	300.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Bottom Of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Cash receipt turnover percentage	60.00%
Earnings before interest, taxes, depreciation and amortization (EBITDA) percentage	4.50%
Debt Service Cover Ratio	135.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Romanian subsidiary [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount									10,000
Long-term debt maturity	August 2021
Long-term debt interest rate basis	six-month Euribor (360)
Long-term debt interest rate spread	2.50%
Mortgage loan	€ 16,628
Long-term debt	3,920
Long-term debt lump sum repayment	€ 3,194
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount									€ 5,000
Long-term debt maturity	September 2021	September 2021
Long-term debt interest rate basis	Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread	4.00%	4.00%
Long-term debt	€ 750	€ 1,500
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021 [member] | Matera [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Mortgage loan	€ 10,000
Three-month Euribor (360) plus a 4% spread long-term debt with final payment due September 2021 [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA) percentage	200.00%
Net financial position/equity	25.00%
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity	August 2022	August 2022
Long-term debt interest rate basis	Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread	2.20%	2.20%
Long-term debt		€ 428
Three-month Euribor (360) plus a 2.2% spread long-term debt with final payment due August 2022 [member] | Italian subsidiaries [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount						€ 1,000
Long-term debt maturity	August 2022
Long-term debt interest rate basis	three-month Euribor (360)
Long-term debt interest rate spread	2.20%
Liabilities directly related to assets held for sale	€ 344
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount								€ 2,500
Long-term debt maturity	June 2022	June 2022
Long-term debt interest rate basis	Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread	3.50%	3.50%
Long-term debt	€ 750	€ 1,125
Three-month Euribor (360) plus a 3.5% spread long-term debt with final payment due June 2022 [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Earnings before interest, taxes, depreciation and amortization (EBITDA) percentage	200.00%
Net financial position/equity	25.00%
Three-month Euribor (360) plus a 1.9% spread long-term debt with final payment due June 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount							€ 2,000
Long-term debt maturity	June 2023	June 2023
Long-term debt interest rate basis	Three-month Euribor (360)	Three-month Euribor (360
Long-term debt interest rate spread	1.90%	1.90%
Long-term debt	€ 1,025	€ 1,191
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount	€ 7,000
Long-term debt maturity	January 2026	January 2026
Long-term debt	€ 5,562	€ 6,075
Long-term debt interest rate	2.30%	2.30%
2.3% fixed long-term debt with final payment due January 2026 [member] | Matera [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Mortgage loan	€ 14,000
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity	December 2022	December 2022
Long-term debt interest rate basis	Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate spread	2.75%	2.75%
Long-term debt	€ 183
Six-months Euribor (360) plus a 2.75% spread long-term debt with final payment due December 2022 [member] | Romanian subsidiary [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount			€ 206
Long-term debt maturity	December 2022
Long-term debt interest rate basis	six-month Euribor (360)
Long-term debt interest rate spread	2.75%
Long-term debt	€ 183
0.21% fixed long-term debt with final payment due December 2030 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount		€ 4,181
Long-term debt maturity	December 2030	December 2030
Mortgage loan	€ 13,936
Long-term debt	€ 3,257	€ 3,105
Long-term debt interest rate	0.21%	0.21%
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount		€ 435
Long-term debt maturity	January 2035	January 2035
Long-term debt interest rate basis	six-month Euribor (360)
Long-term debt interest rate spread	0.95%	0.95%
Mortgage loan	€ 3,000
Long-term debt	€ 287	€ 345
Long-term debt interest rate	80.00%	80.00%
No interest rate long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity	September 2027	September 2027
Long-term debt	€ 378
Long-term debt interest rate	0.00%	0.00%
No interest rate long-term debt with final payment due September 2027 [member] | Swiss subsidiary [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount					€ 378
Long-term debt maturity	September 2027
Long-term debt	€ 378
Long-term debt interest rate	0.00%
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity	October 2023	October 2023
Long-term debt	€ 314
Long-term debt interest rate	11.76%	11.76%
11.76% Fixed long-term debt with final payment due October 2023 [member] | Brazilian subsidiary [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount				€ 314
Long-term debt maturity	October 2023
Long-term debt	€ 314
Long-term debt interest rate	11.76%